Stock Option Plans and Warrants to Purchase Common Stock (Details 3) (Warrant [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014
Warrant [Member]
Summary of options/warrants activity
Beginning Balance	2,843,338	2,701,569
Granted	5,421,581	774,873
Exercised	(107,143)
Expired/Cancelled	(1,250)	(633,104)
Ending Balance	8,156,526	2,843,338
Beginning Balance, weighted average options/warrants exercise price	$ 3.13	$ 4.40	$ 1.90
Granted, weighted average options/warrants exercise price	$ 1.65	$ 0.56
Exercised, weighted average options/warrants exercise price	$ 1.65
Expired, weighted average warrant exercise price	$ 15.00	$ 5.40
Ending Balance, weighted average options/warrants exercise price	$ 2.17	$ 3.13	$ 1.90